VAT Receivable and Tax Credits - Summary of VAT Receivable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Trade and other receivables [abstract]
Unfiled VAT receivable	$ 30,654	$ 107,149
Filed VAT receivable		110,694
Total VAT receivable	$ 30,654	$ 217,843